Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease obligations
Commitment Amount
Year of 2020	$75,506
Year of 2021	18,957
Year of 2022	18,957
Year of 2023	4,308
Year of 2024	4,308
Thereafter	12,924
Less: lease commitments on terminations	(134,960)
Total	$-